Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	24,428	38,628
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 4 months 24 days	1 year 4 months 24 days	1 year 6 months
Number of Units Granted, CRSU (in shares)	7,948	12,776
Number of Units Vested and settled in cash, CRSU (in shares)	(17,719)	(26,755)
Number of Units Forfeited, CRSU (in shares)	(74)	(221)
Number of Units Outstanding, CRSU (in shares), Ending	14,583	24,428	38,628
Non-vested, CRSU (in shares)	14,583
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 4 months 24 days